Insurance Contracts - Summary of Underlying Items of Insurance Contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Various Types of Insurance [Line Items]
Underlying items held by the Group	₩ 6,325,149	₩ 5,744,056
Cash and cash equivalents
Various Types of Insurance [Line Items]
Underlying items held by the Group	186,815	137,021
Equity securities
Various Types of Insurance [Line Items]
Underlying items held by the Group	1,380,879	853,971
Debt securities
Various Types of Insurance [Line Items]
Underlying items held by the Group	2,513,764	2,583,976
Beneficiary certificates
Various Types of Insurance [Line Items]
Underlying items held by the Group	1,975,855	1,749,807
Other securities
Various Types of Insurance [Line Items]
Underlying items held by the Group	153,227	276,907
Loans
Various Types of Insurance [Line Items]
Underlying items held by the Group	70,300	94,300
Others
Various Types of Insurance [Line Items]
Underlying items held by the Group	₩ 44,309	₩ 48,074